OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 18, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Small- & Mid- Cap Value Fund

           Post-Effective Amendment No. 64 under the Securities Act

           and Amendment No. 66 under the Investment Company Act

           File Nos. 33-15489; 811-5225

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 64 under the Securities Act and Amendment No. 66 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Securities and Exchange Commission (the “Commission”) Release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about February 24, 2010, including (i) audited financial statements for the Registrant’s fiscal year ended December 31, 2009; (ii) responses to any comments of the Commission staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on February 26, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC Release 33-8998 we request that you address any comments on this filing, to the undersigned:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Kathleen T. Ives

Kathleen T. Ives

Vice President and Deputy General Counsel

cc:     Nancy Vann

          Taylor Edwards

          Carlos Santiago

          Jemimah Tacadena

          Gloria LaFond